Warrants reserve	3 Months Ended
Nov. 30, 2021
Warrants reserve

15.	Warrants reserve

Warrant issuances:

Activity during the three-month period ended November 30, 2021:

There were no warrant issuances during the three-month period ended November 30, 2021.

Activity during the year ended August 31, 2021:

During the year ended August 31, 2021, the Company issued 2,777,268 three-year warrants with an exercise price of $1.50 as well as 16,461,539 five-year warrants with an exercise price of $0.80 pursuant to the equity financings described above.

The 2,777,268 three-year warrants were ascribed a fair value of $0.4 million which was valued using the Black-Scholes pricing model with the following assumptions: dividend yield 0%; risk free interest 0.18%; volatility 69% and an expected life of 36 months. The warrants were recognized under reserve for warrants on the statement of financial position.

The 16,461,539 five-year warrants were ascribed a fair value of $7.8 million which was valued using the Black-Scholes pricing model with the following assumptions: dividend yield 0%; risk free interest 0.46%; volatility 62% and an expected life of 60 months. The warrants were recognized under warrant liability on the consolidated statement of financial position (Note 12).

The 1,152,307 five-year warrants issued to the brokers were ascribed a fair value of $0.5 million which was valued using the Black-Scholes pricing model with the following assumptions: dividend yield 0%; risk free interest 0.46%; volatility 62% and an expected life of 60 months. The warrants were recognized under warrant reserve on the statement of financial position.

Warrants outstanding:

The continuity of outstanding warrants for the three months ended November 30, 2021 and year ended August 31, 2021 is as follows:

	Number of stock options	Weighted average exercise price per share
Balance – August 31, 2020	3,289,938	1.19
Warrants issued	20,391,114	0.89
Balance – August 31, 2021	23,681,052	0.94
Warrants expired	(287,901)	0.93
Balance – November 30, 2021	23,393,151	0.94

At November 30, 2021, the following warrants and compensation warrants were outstanding:

	Number of Warrants	Exercise price	Expiry date
Convertible debenture warrants - July 27, 2020	3,002,037	$1.2125	July 27, 2023
Private placement financing warrants - December 23, 2020	2,777,268	$1.50	December 23, 2023
Private placement financing warrants - February 11, 2021	16,461,539	$0.80	February 11, 2026
Private placement financing broker warrants - February 11, 2021	1,152,307	$0.80	February 11, 2026

Balance, November 30, 2021	23,393,151	-	-

The outstanding warrants have a weighted average exercise price of $0.94 and weighted average remaining contractual life of 3.6 years.